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AllianzGI Income & Growth Fund
Virtus AllianzGI Income & Growth Fund (formerly AllianzGI Income & Growth Fund)
Investment Objective
The fund seeks total return comprised of current income, current gains and capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the fund, which are not reflected in the table or examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 159 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 130 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Income & Growth Fund		Class A	Class C	Class R	Institutional	Class R6	Class P
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first years.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Income & Growth Fund		Class A	Class C	Class R	Institutional	Class R6	Class P
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses	[1]	0.23%	0.22%	1.22%	0.23%	0.17%	0.25%
Total Annual Fund Operating Expenses		1.13%	1.87%	2.37%	0.88%	0.82%	0.90%
Less: Fee Waiver and/or Expense Reimbursement	[2]			(0.84%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.13%	1.87%	1.53%	0.88%	0.82%	0.90%
[1]	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with Allianz Global Investors U.S. LLC approved by the fund's shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
[2]	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers ("VIA") to waive its management fee and/or reimburse the fund for a period of two years beginning upon effectiveness of its investment advisory agreement with the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.28% for Class A shares, 2.03% for Class C shares, 1.53% for Class R shares, 0.93% for Institutional Class shares, 0.88% for Class R6 shares and 1.03% for Class P shares. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The amount of any such recoupment would have the effect of being shared equally between VIA and Allianz Global Investors U.S., LLC pursuant to the then-currently effective subadvisory arrangement between those parties. The Expense Limitation Agreement is terminable by mutual agreement of Virtus Investment Trust and VIA.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. The Examples are based, for the first two years, on Total Annual Fund Operating Expenses After Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AllianzGI Income & Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	659	889	1,138	1,849
Class C	290	587	1,009	2,187
Class R	156	574	1,108	2,571
Institutional	89	279	486	1,080
Class R6	84	262	456	1,015
Class P	92	288	500	1,111

Expense Example, No Redemption - AllianzGI Income & Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	659	889	1,138	1,849
Class C	190	587	1,009	2,187
Class R	156	574	1,108	2,571
Institutional	89	279	486	1,080
Class R6	84	262	456	1,015
Class P	92	288	500	1,111

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the fund’s investments across asset classes will vary substantially from time to time. The fund’s investments in each asset class are based upon the portfolio managers’ assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process which facilitates the early identification of issuers demonstrating the ability to improve their fundamental characteristics. It is expected that a substantial portion of the fund’s investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). The fund also may employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the fund may invest a significant portion of its assets in private placement securities (including Rule 144A securities) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below. The principal risks of investing in the fund are identified below (in alphabetical order after the first nine risks):
  Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
  Issuer Risk.  The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
  High-Yield Fixed Income Securities (Junk Bonds) Risk.  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.
  Equity Securities Risk.   The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.
  Unrated Fixed Income Securities Risk.  If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.
  Small and Medium Market Capitalization Companies Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.
  Debt Instruments Risk.  Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.
  Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.
  Convertible Securities Risk.  The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security will be called for redemption at a time and/or price unfavorable to the fund.
  Allocation Risk.  If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
  Counterparty Risk.  A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.
  Credit Risk.  If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
  Currency Rate Risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
  Emerging Markets Risk.  Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Focused Investment Risk.  To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
  Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.
  Income Risk.  Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.
  Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
  Leverage Risk.  When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.
  Liquidity Risk.  Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities, including private placements and other restricted securities, or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.
  Preferred Stocks Risk.  Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
  U.S. Government Securities Risk.  U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.
Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.
Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Annual Return (%)

Best Quarter:	Q2/2020:	17.95%	Worst Quarter:	Q1/2020:	-14.26%

Average Annual Total Returns (for the periods ended 12/31/20)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - AllianzGI Income & Growth Fund	1 Year	5 Years	10 Year	Fund Inception	Inception Date
Class A	16.19%	10.62%	8.33%	7.69%	Feb. 28, 2007
Class A | Return After Taxes on Distributions	12.71%	6.88%	4.68%	4.03%	Feb. 28, 2007
Class A | Return After Taxes on Distributions and Sale of Fund Shares	9.29%	6.38%	4.66%	4.14%	Feb. 28, 2007
Class C	21.09%	11.07%	8.14%	7.32%	Feb. 28, 2007
Class R	22.63%	11.61%	8.67%	7.86%	Feb. 28, 2007
Institutional Class	23.36%	12.27%	9.32%	8.51%	Feb. 28, 2007
Class R6	23.42%	12.33%	9.38%	8.57%	Feb. 28, 2007
Class P	23.23%	12.16%	9.22%	8.41%	Feb. 28, 2007
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%	9.62%	Feb. 28, 2007
Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	4.44%	Feb. 28, 2007

The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.